Income Taxes (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Deferred Tax Assets
NOL carryover	$ 1,146,200	$ 18,372,400
Amortization	335,600	0
Contingent liability	45,000	0
Related party accrued payroll	0	2,200
Deferred Tax Liabilities
Depreciation	(2,900)	0
Valuation Allowance	(1,523,900)	(18,374,600)
Total long-term deferred income tax assets	$ 0	$ 0